UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Post Advisory Group, LLC
Address: 11755 Wilshire Blvd, Suite 1400

         Los Angeles, CA  90025

13F File Number:  28-12454

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Migro
Title:     President and Chief Operating Officer
Phone:     (310) 996-9600

Signature, Place, and Date of Signing:

     Michael Migro     Los Angeles, CA     August 10, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $152,570 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCURIDE CORP                  COM              004398103     1002    65000 SH       SOLE                    65000        0        0
ALPHA NATURAL RESOURCES INC    COM              02076X102      444    21350 SH       SOLE                    21350        0        0
BAUER EDDIE HLDGS INC          COM              071625107    13088  1018500 SH       SOLE                  1018500        0        0
CELANESE CORP DEL              COM SER A        150870103     3684    95000 SH       SOLE                    95000        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     3782   100000 SH       SOLE                   100000        0        0
DOLLAR GEN CORP                COM              256669102     2192   100000 SH       SOLE                   100000        0        0
DOW CHEM CO                    COM              260543103     1990    45000 SH       SOLE                    45000        0        0
FREMONT GEN CORP               COM              357288109     9273   861800 SH       SOLE                   861800        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    33747   822288 SH       SOLE                   822288        0        0
MOTOROLA INC                   COM              620076109      929    52500 SH       SOLE                    52500        0        0
NPS PHARMACEUTICALS INC        NOTE 3.000% 6/1  62936PAB9    25460 26800000 PRN      SOLE                        0        0        0
OMNICARE INC                   COM              681904108     1082    30000 SH       SOLE                    30000        0        0
SPANISH BROADCASTING SYS INC   CL A             846425882    10974  2552000 SH       SOLE                  2552000        0        0
SPRINT NEXTEL CORP             COM FON          852061100     2959   142900 SH       SOLE                   142900        0        0
TITAN INTL INC ILL             COM              88830M102     1486    47000 SH       SOLE                    47000        0        0
TRANSMERIDIAN EXPL INC         COM              89376N108     1107   628900 SH       SOLE                   628900        0        0
TRIMAS CORP                    COM NEW          896215209     4228   350000 SH       SOLE                   350000        0        0
U S CONCRETE INC               COM              90333L102      652    75000 SH       SOLE                    75000        0        0
UNITED RENTALS INC             COM              911363109    34491  1059950 SH       SOLE                  1059950        0        0